ING Partners, Inc.

7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

May 6, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             ING Partners, Inc. (on behalf of ING Fidelity® VIP Contrafund Portfolio)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Partners, Inc. (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Fidelity® VIP Contrafund Portfolio, a series of the Registrant, will acquire all of the assets of the assets of ING Fidelity® VIP Growth Portfolio, also a series of the Registrant, in exchange for shares of ING Fidelity® VIP Contrafund Portfolio and the assumption by ING Fidelity® VIP Contrafund Portfolio of the liabilities of ING Fidelity® VIP Growth Portfolio.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480.477.2278 or Hoang T. Pham at 202.261.3496.

Sincerely,

/s/ Chris. C. Okoroegbe
Chris. C. Okoroegbe
ING Partners, Inc.

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